Supplemental Cash Flow Disclosures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Jun. 30, 2013 USD ($)
Supplemental Cash Flow Disclosures
Interest paid	$ 168	$ 135	$ 109
Income taxes paid, net of refunds received	(39)	57	49
Other assets and deferred charges	434	197
Supplemental cash flows, stock based compensation
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	9	13	(2)
TDS Parent Company
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	13	13	1
Cash disbursements for payment of taxes	(4)		(3)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	9	13	(2)
U.S. Cellular
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	12	7	5
Cash disbursements for payment of taxes	(6)	(5)	(4)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$ 6	2	1
U.S. Cellular | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction date	Sep. 27, 2012
FCC auction amount received	$ 35
FCC auction number of states won	10
Letters of credit outstanding	$ 2			$ 17
Other assets and deferred charges	2
U.S. Cellular | Maximum | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction amount	300
FCC auction amount awarded	40
TDS Telecom
Supplemental Cash Flow Disclosures
Recovery Act Projects Company Funds	$ 32
Recovery Act Projects	44
Recovery Act Grants Received		$ 15	$ 15
Recovery Act Cumulative Grants Received	$ 94
Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Shares withheld | shares	126,747	3,163	109,061
Aggregate value of shares withheld	$ 4		$ 3
Common Shares | U.S. Cellular
Supplemental cash flows, stock based compensation
Shares withheld | shares	308,010	228,011	163,355
Aggregate value of shares withheld	$ 13	$ 8	$ 7